Shareholder Report, Line Graph (Details) 74200013700_Franklin Small-Mid Cap Growth VIP Fund_Class 2_TSR Annual {Class 2} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Class 2
Account Value [Line Items]
Line Graph and Table Measure Name											Class 2
Accumulated Value	$ 25,042	$ 22,553	$ 17,795	$ 26,837	$ 24,394	$ 15,729	$ 11,967	$ 12,646	$ 10,417	$ 10,000	$ 25,672
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	32,448	26,209	20,808	25,754	20,495	16,954	12,940	13,656	11,274	10,000	$ 38,012
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell Midcap Growth Index
Accumulated Value	29,863	24,457	19,431	26,516	23,522	17,348	12,806	13,445	10,733	10,000	$ 32,448
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	$ 33,786	$ 27,025	$ 21,399	$ 26,132	$ 20,304	$ 17,149	$ 13,042	$ 13,640	$ 11,196	$ 10,000	$ 39,827